Quarterly Holdings Report
for

Fidelity® Ohio Municipal Income Fund

March 31, 2020

OFR-QTLY-0520
1.814656.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$900,000	$946,539
6.375% 10/1/43 (a)	735,000	768,700
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,025,260

TOTAL GUAM		2,740,499

Ohio - 97.3%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,071,950
5% 11/15/23	3,245,000	3,469,749
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,180,770
Series 2016:
5% 11/15/22	2,020,000	2,199,497
5% 11/15/23	1,000,000	1,121,340
5% 11/15/26	535,000	646,317
5.25% 11/15/32	1,000,000	1,199,570
5.25% 11/15/34	1,500,000	1,790,790
5.25% 11/15/41	10,295,000	12,097,655
5.25% 11/15/46	2,650,000	3,090,960
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,502,100
5% 8/1/42	4,175,000	4,876,859
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,456,952
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,494,015
5% 2/15/42	3,000,000	3,328,260
Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (b)	7,000,000	7,024,570
Series 2019 A, 2.3%, tender 2/15/22 (b)	6,000,000	6,074,820
Beavercreek City School District Series 2015, 5% 12/1/29	1,500,000	1,744,305
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,154,500
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
4% 6/1/37	2,000,000	2,198,180
4% 6/1/38	1,000,000	1,094,690
4% 6/1/39	1,000,000	1,092,090
4% 6/1/48	6,000,000	6,429,600
5% 6/1/35	2,000,000	2,458,060
5% 6/1/36	2,000,000	2,449,620
Series 2020 B2, 5% 6/1/55	655,000	580,343
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,227,729
Series 2016 X:
5% 5/15/31	3,225,000	4,293,765
5% 5/15/32	3,950,000	5,337,082
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	9,462,413
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) Series 2014, 5% 12/15/26	4,000,000	4,617,040
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29 (Pre-Refunded to 6/1/25 @ 100)	4,285,000	5,148,985
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/43 (FSA Insured) (a)	1,750,000	2,019,308
5% 1/1/48 (FSA Insured) (a)	3,000,000	3,433,200
Series 2019 B:
5% 1/1/22 (a)	900,000	953,460
5% 1/1/23 (a)	1,200,000	1,301,748
5% 1/1/24 (a)	1,200,000	1,333,812
5% 1/1/25 (a)	1,125,000	1,277,438
5% 1/1/26 (a)	400,000	463,292
5% 1/1/27 (a)	350,000	412,297
Cleveland Gen. Oblig.:
Series 2012:
5% 12/1/25	25,000	27,430
5% 12/1/25 (Pre-Refunded to 12/1/22 @ 100)	2,325,000	2,565,591
Series 2015:
5% 12/1/26	1,500,000	1,788,285
5% 12/1/27	2,000,000	2,372,420
5% 12/1/29	1,250,000	1,476,813
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,150,992
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,200,370
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	750,426
5% 10/1/30	420,000	525,525
5% 10/1/31	650,000	808,282
5% 10/1/33	600,000	742,584
5% 10/1/36	700,000	855,575
5% 10/1/39	2,040,000	2,474,826
5% 10/1/43	5,000,000	6,025,000
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,375,919
Series 2015 A:
5% 12/1/24	3,725,000	4,151,624
5% 12/1/27	1,750,000	1,945,825
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,394,644
5% 11/15/35	1,245,000	1,456,911
5% 11/15/36	450,000	525,546
5% 11/15/45	2,000,000	2,309,180
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	501,254
4% 12/1/34	370,000	434,739
4% 12/1/35	620,000	725,636
4% 12/1/36	1,400,000	1,633,240
4% 12/1/37	1,115,000	1,295,652
4% 12/1/38	650,000	752,863
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/23 (FSA Insured)	360,000	407,077
5% 11/15/24 (FSA Insured)	475,000	553,294
5% 11/15/25 (FSA Insured)	200,000	239,480
5% 11/15/26 (FSA Insured)	265,000	325,545
5% 11/15/27 (FSA Insured)	220,000	276,452
5% 11/15/28 (FSA Insured)	150,000	189,663
5% 11/15/29 (FSA Insured)	210,000	265,312
5% 11/15/30 (FSA Insured)	530,000	665,240
5% 11/15/32 (FSA Insured)	365,000	455,538
5% 11/15/34 (FSA Insured)	785,000	970,770
5% 11/15/36 (FSA Insured)	1,000,000	1,229,190
5% 11/15/38 (FSA Insured)	830,000	1,014,086
Series 2020 A:
4% 11/15/35 (FSA Insured)	1,000,000	1,141,710
4% 11/15/36 (FSA Insured)	1,000,000	1,138,000
4% 11/15/37 (FSA Insured)	1,000,000	1,133,650
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,039,136
5% 6/1/25	2,500,000	2,654,700
5% 6/1/26	3,075,000	3,262,114
Cleveland Wtr. Rev. Series 2015 Y:
4% 1/1/28	650,000	711,042
4% 1/1/29	1,040,000	1,135,940
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	4,035,630
Columbus City School District Series 2016 A, 5% 12/1/31	5,000,000	6,016,750
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,513,400
Columbus Metropolitan Library Facility Series 2012 1, 5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	530,000	543,881
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	393,851
5% 1/1/30	250,000	304,728
5% 1/1/31	325,000	394,765
5% 1/1/32	500,000	605,580
5% 1/1/33	400,000	483,260
5% 1/1/34	300,000	361,383
5% 1/1/36	440,000	526,227
5% 1/1/37	400,000	476,984
5% 1/1/39	1,400,000	1,658,370
5% 1/1/40	1,620,000	1,916,557
Series 2019, (The Cleveland Orchestra Proj.) 5% 1/1/35	500,000	600,155
Cuyahoga County Gen. Oblig. Series 2012 A, 4% 12/1/27	1,575,000	1,603,382
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,016,333
5% 2/15/27	1,700,000	1,995,290
5% 2/15/28	2,385,000	2,718,447
5% 2/15/30	3,000,000	3,362,610
5% 2/15/31	1,500,000	1,671,765
5% 2/15/32	1,450,000	1,607,891
Dayton Gen. Oblig. Series 2012:
4% 12/1/22	750,000	764,040
4% 12/1/25	1,540,000	1,568,413
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,234,700
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,494,017
4% 12/1/24	1,490,000	1,594,911
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,066,925
5% 12/1/51	5,000,000	3,981,850
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,452,975
5% 12/1/26	3,045,000	3,534,941
5% 12/1/32	5,920,000	6,820,491
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,181,760
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	2,635,000	2,889,488
Series 2016 C:
4% 11/1/40	3,000,000	3,355,380
5% 11/1/33	2,610,000	3,170,628
5% 11/1/34	2,155,000	2,607,421
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	7,233,707
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	834,566
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	701,290
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,604,355
5% 12/1/26	1,500,000	1,740,615
5% 12/1/28	1,550,000	1,789,553
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,125,800
5% 12/1/27	3,825,000	4,304,732
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,235,950
5.25% 6/1/27	3,000,000	3,221,520
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,374,854
5% 1/1/36	3,450,000	3,475,427
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	851,183
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,514,775
Kent State Univ. Revs.:
Series 2012 A:
5% 5/1/24 (Pre-Refunded to 5/1/22 @ 100)	1,385,000	1,495,786
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,500,000	1,619,985
5% 5/1/26 (Pre-Refunded to 5/1/22 @ 100)	2,220,000	2,397,578
Series 2016, 5% 5/1/30	1,125,000	1,345,264
Series 2020 A:
5% 5/1/45	1,250,000	1,565,238
5% 5/1/50	1,700,000	2,112,063
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	892,399
5% 8/15/45	11,000,000	12,234,844
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,519,427
Lancaster City School District Series 2012:
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	153,231
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	2,860,000	3,137,735
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	6,235,000	6,768,467
Series 2019:
5% 8/1/20	650,000	657,434
5% 2/1/21	285,000	293,029
5% 2/1/22	200,000	211,970
5% 2/1/23	100,000	108,749
5% 8/1/24	655,000	738,034
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	8,429,130
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019, 5% 8/1/45	5,500,000	6,199,160
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,320,005
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	594,000
5% 12/1/29	300,000	355,683
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,131,880
Series 2012 A, 5% 8/1/47	5,725,000	6,021,040
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	534,010
5% 12/1/28	1,400,000	1,653,610
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,281,025
5% 2/15/48	3,495,000	3,718,331
North Olmsted City School District Series 2015 A:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	665,000	757,615
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	250,639
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	415,834
5% 12/1/29 (Pre-Refunded to 12/1/23 @ 100)	500,000	569,635
5% 12/1/30 (Pre-Refunded to 12/1/23 @ 100)	750,000	854,453
Northwest Local School District Series 2015, 5% 12/1/45 (Pre-Refunded to 12/1/23 @ 100)	2,980,000	3,395,025
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	2,006,111
5% 10/1/33	1,500,000	1,847,460
5% 10/1/35	1,450,000	1,775,235
5% 10/1/36	1,250,000	1,521,413
5% 10/1/37	1,430,000	1,735,477
Ohio Gen. Oblig. Series 2016 A, 5% 2/1/31	4,255,000	5,029,070
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	455,000	466,988
Series 2016, 5% 12/1/40	2,000,000	2,371,420
Series 2019 B:
5% 12/1/37	835,000	1,044,502
5% 12/1/38	1,100,000	1,370,567
5% 12/1/39	775,000	964,984
(Denison Univ. 2015 Proj.) Series 2015:
5% 11/1/28	1,465,000	1,714,709
5% 11/1/29	1,325,000	1,551,363
5% 11/1/30	2,285,000	2,669,954
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,838,613
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	883,741
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	5,100,000	5,608,623
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,535,240
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38 (c)	2,500,000	2,971,800
5% 7/1/39 (c)	2,640,000	3,131,172
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	432,028
4% 7/1/37	450,000	484,794
5% 7/1/28	400,000	474,996
5% 7/1/29	735,000	867,719
5% 7/1/30	300,000	353,259
5% 7/1/31	400,000	468,260
5% 7/1/33	650,000	753,051
5% 7/1/35	1,550,000	1,780,113
5% 7/1/42	1,400,000	1,584,968
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,793,910
5% 9/1/45	4,255,000	5,133,402
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,135,630
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	583,405
5% 12/1/24	585,000	631,689
5% 12/1/25	1,000,000	1,078,980
5% 12/1/26	1,195,000	1,288,222
5% 12/1/27	2,300,000	2,477,169
Series 2018 B:
4% 12/1/33	1,155,000	1,272,926
5% 12/1/21	1,000,000	1,062,400
5% 12/1/23	1,000,000	1,109,540
5% 12/1/25	1,065,000	1,238,819
5% 12/1/27	1,000,000	1,203,150
5% 12/1/29	1,310,000	1,572,026
5% 12/1/31	1,130,000	1,343,604
5% 12/1/35	1,000,000	1,163,680
5% 12/1/36	1,000,000	1,160,540
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,146,470
5% 5/1/28	1,000,000	1,137,480
5% 5/1/29	855,000	970,545
5% 5/1/31	1,005,000	1,136,323
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	5,000,000	4,814,150
Series 2019, 4% 10/1/49	3,270,000	3,490,398
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/32	2,000,000	2,438,920
Series 2019 B, 4% 1/1/40	3,000,000	3,378,000
Ohio Hosp. Rev.:
Series 2013 A:
5% 1/15/27	5,000,000	5,458,050
5% 1/15/28	720,000	783,569
Series 2016 A, 5% 1/15/41	5,000,000	5,648,850
Series 2020 A, 4% 1/15/50	1,000,000	1,041,250
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	6,195,000	6,853,343
(Mtg. Backed Securities Programs) Series 2017 B, 4.5% 3/1/47 (a)	700,000	752,290
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010, 1.1%, tender 6/1/20 (b)	3,500,000	3,499,027
Ohio Spl. Oblig.:
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	3,099,240
5% 4/1/30	2,250,000	2,769,300
5% 4/1/31	2,000,000	2,447,040
5% 4/1/32	1,115,000	1,361,370
5% 4/1/33	1,850,000	2,254,392
5% 4/1/34	1,000,000	1,215,590
5% 4/1/35	2,395,000	2,902,716
Series 2020 A:
5% 2/1/27	1,325,000	1,616,884
5% 2/1/28	1,865,000	2,326,737
5% 2/1/29	2,875,000	3,659,415
5% 2/1/30	1,045,000	1,355,407
Ohio State Univ. Gen. Receipts Series 2013 A:
5% 6/1/28	2,000,000	2,227,740
5% 6/1/38	3,500,000	3,855,005
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	5,186,800
(Infrastructure Projs.) Series A3, 0% 2/15/37	400,000	154,568
Ohio Univ. Gen. Receipts Athens Series 2013, 5% 12/1/24 (Pre-Refunded to 12/1/22 @ 100)	5,075,000	5,593,107
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,185,915
Olentangy Local School District Series 2016, 5% 12/1/32	1,275,000	1,510,901
Princeton City School District Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	2,750,000	3,232,130
Reynoldsburg City School District Series 2015, 4% 12/1/30	2,375,000	2,642,235
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,244,840
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	970,000	1,091,939
5% 2/15/28	5,030,000	5,900,643
5% 2/15/30	3,860,000	4,508,287
5% 2/15/32	2,550,000	2,959,377
5% 2/15/33	2,460,000	2,847,204
5% 2/15/34	4,450,000	5,134,588
South-Western City School District Franklin & Pickway County:
(Intercept) Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	400,000	433,712
Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	1,600,000	1,733,040
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,676,155
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	505,508
5% 1/1/25	1,025,000	1,193,182
5% 1/1/33	5,000,000	5,920,800
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	50,000	51,235
Series 2012 C, 4% 6/1/28	2,000,000	2,130,920
Series 2013 A, 5% 6/1/33 (Pre-Refunded to 6/1/23 @ 100)	4,085,000	4,577,651
Series 2016 A:
5% 6/1/32	745,000	889,239
5% 6/1/33	800,000	952,824
5% 6/1/34	585,000	695,618
Series 2016 C, 5% 6/1/41	2,585,000	3,029,284
Series F, 5% 6/1/32 (Pre-Refunded to 12/1/20 @ 100)	5,000	5,126
Univ. of Toledo Gen. Receipts:
Series 2017 B, 5% 6/1/31	2,470,000	3,291,077
Series 2018 A:
5% 6/1/26	600,000	723,576
5% 6/1/27	350,000	432,201
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,654,305
5% 12/1/25	1,500,000	1,777,530
5% 12/1/26	1,890,000	2,293,515
5% 12/1/27	1,340,000	1,662,511
5% 12/1/28	1,400,000	1,720,810
5% 12/1/29	825,000	1,011,302
5% 12/1/30	1,700,000	2,077,757
5% 12/1/31	750,000	914,318
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46 (Pre-Refunded to 12/1/25 @ 100)	4,000,000	4,803,120
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,687,495
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	2,000,000	2,093,460
5% 12/1/42	125,000	129,700
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/20	1,650,000	1,654,727
5% 5/1/21	1,080,000	1,120,827
5% 5/1/23	2,665,000	2,738,074

TOTAL OHIO		642,349,392

TOTAL MUNICIPAL BONDS
(Cost $618,086,303)		645,089,891

Municipal Notes - 0.3%
Ohio - 0.3%
Mahoning County Sales Tax BAN Series 2019, 3% 9/16/20	1,000,000	$1,008,106
Wickliffe City School District BAN Series 2019, 2.5% 5/27/20	1,100,000	1,101,996
TOTAL MUNICIPAL NOTES
(Cost $2,108,951)		2,110,102
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $620,195,254)		647,199,993
NET OTHER ASSETS (LIABILITIES) - 2.0%		13,511,123
NET ASSETS - 100%		$660,711,116

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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